Intangible assets and goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Composition Of Goodwill By Segment [Abstract]
Banking	R$ 4,651,347	R$ 4,651,347
Insurance, pension and capitalization bonds	293,966	293,966
Total	R$ 4,945,313	R$ 4,945,313